Related party transactions	12 Months Ended
Mar. 31, 2014
Related party transactions
Related party transactions

20                                  Related party transactions

For the years presented, the principal related party transactions and amounts due to related parties are summarized as follows:

		Year ended March 31,
	Note	2012	2013	2014	2014
		RMB	RMB	RMB	US$

Rental of properties	(i)	1,440	1,440	1,440	232
Raw material purchase	(ii)	—	—	14,336	2,306
Consultancy expenses	(iii)	—	—	904	145
Interest expenses	14	—	18,761	37,994	6,112

		March 31,
	Note	2013	2014	2014
		RMB	RMB	US$

Current liabilities
Amounts due to related parties	(i),(ii)&14	11,241	21,453	3,452

Note:

(i)              During the years ended March 31, 2012, 2013 and 2014, Beijing Jingjing Medical Equipment Co., Ltd. (“Beijing Jingjing”), a subsidiary of GMHL, leased a property to the Group under an operating lease. The monthly rental was RMB174 and renewed at a monthly rental of RMB120 (US$19) effective from July 2009. The lease runs for a period of 5.5 years expiring in December 2014 and does not include contingent rentals.

(ii)            During the year ended March 31, 2014, the Company purchased raw materials in the amount of RMB14,336 (US$2,306) from China Bright Group Co. Limited, a subsidiary of GMHL.

(iii)           During the year ended March 31, 2014, the Company incurred a consultancy expenses payable to Golden Meditech (S) Pte Ltd., a subsidiary of GMHL, for an amount of RMB904 (SGD200).